Investments - Summary of Investments (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Non-current assets
Available-for-sale	£ 46	£ 37	£ 39
Non-current assets	13,354	11,606	11,965
Fair value through profit or loss	7	7	7
Current assets
Available-for-sale	2,575	1,437	2,878
Current assets	3,224	1,740	3,271
Loans and receivables	447	83	40
Ultimate Parent Company [Member]
Non-current assets
Non-current assets	2,983	1,371	1,409
Current assets
Current assets	34	28	26
British Telecommunications plc [Member]
Non-current assets
Non-current assets	10,318	10,191	10,510
Current assets
Current assets	£ 168	£ 192	£ 327